Label	Element	Value
Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Longleaf Partners Global Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay to buy and hold shares of the Global Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees and Expenses (sales charges or loads)(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the Global Fund with other mutual funds. The table shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. The example assumes a $10,000 investment, a 5% total return each year, and no changes in fund expenses. Your actual costs may be higher or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks superior long-term performance by acquiring equity securities of U.S. and non‑U.S. companies that we believe meet our qualitative and quantitative criteria:
•	Strong businesses that are understandable, financially sound, competitively entrenched, and will generate growing free cash flow;
•	Good management partners who are capable operators, responsible capital allocators, trustworthy, and shareholder-oriented; and
•
Good price that is typically 60% or less of our conservative appraisal determined through fundamental financial analysis using disciplines we’ve applied for almost 50 years. We believe purchasing equities at prices substantially less than their intrinsic worth establishes a margin of safety that should protect capital from significant permanent loss and provide the opportunity for substantial appreciation if the market recognizes the company’s value.

We sell securities when they approach our appraisals, when we perceive a change in company fundamentals, a decline in attractiveness relative to other issues, or if the original reasons for purchase materially change.
The Global Fund normally invests at least 40% of total assets in the equity securities of non‑U.S. issuers throughout the world, which could include emerging market issuers, and may achieve its exposure to non‑U.S. securities through investing in American depositary receipts (ADRs). The Fund primarily owns common stock or securities convertible into common stocks.
The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, and generally invests in 15 to 25 companies.
Definition of Non-U.S. ∎ A company will generally be considered non-U.S. if headquartered outside the United States or if at least 50% of its assets are outside the U.S. or 50% of its gross income is from non‑U.S. sources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1 and 5 years and since inception period compare with a broad-based securities market index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Free updated performance information can be obtained at southeasternasset.com/mutual-fund-performance/ or (800) 445-9469.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the variability of returns and provide some indication of the risks of investing by showing the changes in performance from year to year, as well as how the Fund’s average annual returns for the 1 and 5 years and since inception period compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 445-9469
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	southeasternasset.com/mutual-fund-performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Past Fund Performance Total Return (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter in last 10 years. 2nd Quarter of 2020 19.40% Worst Quarter in last 10 years. 1st Quarter of 2020 (29.27)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns at December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Longleaf Partners Global Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk ∎ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Longleaf Partners Global Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of your investment goes down and you redeem your shares, you could lose money.
Longleaf Partners Global Fund | Investment Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Selection Risk ∎ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Longleaf Partners Global Fund | Corporate Ownership Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Corporate Ownership Risks ∎ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Longleaf Partners Global Fund | Stock Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock Market Risk ∎ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest and the like. If the value of your investment goes down and you redeem your shares, you could lose money.

Longleaf Partners Global Fund | Non US Investment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑U.S. Investment Risks ∎ Non‑U.S. investment risks can include political and economic changes, non‑U.S. withholding taxes, exchange controls, confiscation, non‑U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.
In addition, non‑U.S. securities are generally denominated and traded in non‑U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non‑U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non‑U.S. securities may be affected by changes in exchange rates between non‑U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.
Non‑U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Longleaf Partners Global Fund | Large Shareholder Transaction Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder Transaction Risk ∎ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Global Fund | Focused Geographic Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Focused Geographic Risks ∎ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Longleaf Partners Global Fund | Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
Transaction Fees and Expenses (sales charges or loads) (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.125%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.225%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,710
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	405
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
2014	rr_AnnualReturn2014	(5.98%)
2015	rr_AnnualReturn2015	(13.76%)
2016	rr_AnnualReturn2016	20.43%
2017	rr_AnnualReturn2017	26.33%
2018	rr_AnnualReturn2018	(16.16%)
2019	rr_AnnualReturn2019	20.38%
2020	rr_AnnualReturn2020	3.57%
2021	rr_AnnualReturn2021	8.20%
2022	rr_AnnualReturn2022	(24.15%)
2023	rr_AnnualReturn2023	22.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter in last 10 years.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterin last 10 years.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.27%)
One Year	rr_AverageAnnualReturnYear01	22.48%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.62%	[2]
Ten Years	rr_AverageAnnualReturnYear10	2.63%	[2]
Longleaf Partners Global Fund | Return After Taxes on Distributions | Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.44%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	3.81%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	1.84%	[2],[3]
Longleaf Partners Global Fund | Return After Taxes on Distributions and Sale of Fund Shares | Longleaf Partners Global Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.34%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	3.45%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	1.93%	[2],[3]
Longleaf Partners Global Fund | FTSE Developed Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.61%	[4]
Five Years	rr_AverageAnnualReturnYear05	12.55%	[4]
Ten Years	rr_AverageAnnualReturnYear10	8.47%	[4]

[1]
Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.05% of average net assets per year. This agreement is in effect through at least April 30, 2025 and may not be terminated before that date without Board approval. The expense information in the table has been restated to reflect current fees.

[2]	(net of fees and expenses)
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[4]	Comparative Index (no deductions for fees, expenses, or taxes)